UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2088

Francis S.M. Chou, President
 Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2088

Date of fiscal year end:

DECEMBER 31
Chou Opportunity Fund and Chou Income Fund

Date of reporting period: July 1, 2011 - June 30, 2012

ITEM 1. PROXY VOTING RECORD

Chou Opportunity Fund

Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/Against Management
Dell Inc.	DELL	24702R101	July 15 2011	01 Director	Management	Yes
				1 James W. Breyer			For	For
				2 Donald J. Carty			For	For
				3 Michael S. Dell			For	For
				4 William H. Gray, III			For	For
				5 Gerard J. Kleisterlee			For	For
				6 Thomas W. Luce, III			For	For
				7 Klaus S. Luft			For	For
				8 Alex J. Mandl			For	For
				9 Shantanu Narayen			For	For
				10 H. Ross Perot, JR.			For	For
				02 Ratification of selection of Pricewaterhousecoopers	Management	Yes	For	For
LLP as Dell's independent auditor for fiscal 2012.
				03 Approval, on an advisory basis, of Dell's	Management	Yes	For	For
compensation of its named executive officers as
disclosed in the proxy statement.
				04 Advisory vote on whether future advisory votes	Management	Yes	1 Year	For
on named executive officer compensation should
occur every 1 year, every 2 years or every 3 years.
				SH1 Independent chairman	Shareholder	Yes	Against	For
				SH2 Stockholder action by written consent	Shareholder	Yes	Abstain	Against
				SH3 Declaration of dividends	Shareholder	Yes	Against	For
Alliance One International Inc.	AOI	018772103	August 11 2011	01 Director	Management	Yes
				1 Joseph L. Lanier, JR*			For	For
				2 C. Richard Green, JR**			For	For
				3 Nigel G. Howard*			For	For
				4 William S. Sheridan**			For	For
				02 Ratification of the appointment of Deloitte	Management	Yes	For	For
& Touche LLP as the company's independent
auditors for the fiscal year ending March 31, 2012.
				03 Adoption of a resolution approving, on an	Management	Yes	For	For
advisory basis, the compensation paid to the
company's named executive officers.
				04 Selection, on an advisory basis, of the frequency	Management	Yes	1 Year	For
of future shareholder advisory votes to approve
executive compensation.
				05 Approval of the amendment and restatement	Management	Yes	For	For
of the Alliance One International, Inc. 2007
incentive plan.
ASTA Funding Inc.	ASFI	046220109	March 21 2012	1 Director	Management	Yes
				1 Gary Stern			For	For
				2 Arthur Stern			For	For
				3 Herman Dadillo			For	For
				4 David Slackman			For	For
				5 Edward Celano			For	For
				6 Harvey Leibowitz			For	For
				7 Louis A. Piccolo			For	For
				2 Rafitication of Grant Thornton LLP as independent	Management	Yes	For	For
registered public accounting firm.
				3 Approval of the ASTA Funding, Inc. 2012 stock	Management	Yes	For	For
option and performance award plan.
				4 Approval, on a non-binding, advisory basis, of the	Management	Yes	For	For
compensation paid to our named executive officers.
				5 On a non-binding, advisory basis, your preference	Management	Yes	1 Year	Against
for the frequency by which the non-binding advisory
vote on compensation paid to our named executive
officers should be held.
Citigroup Inc.	C	172967424	April 17 2012	1A Election of Director: Franz B. Humer	Management	Yes	For	For
				1B Election of Director: Robert L. Joss	Management	Yes	For	For
				1C Election of Director: Michael E. O'Neill	Management	Yes	For	For
				1D Election of Director: Vikram S. Pandit	Management	Yes	For	For
				1E Election of Director: Lawrence R. Ricciardi	Management	Yes	For	For
				1F Election of Director: Judith Rodin	Management	Yes	For	For
				1G Election of Director: Robert L. Ryan	Management	Yes	For	For
				1H Election of Director: Anthony M. Santomero	Management	Yes	For	For
				1I Election of Director: Joan E. Spero	Management	Yes	For	For
				1J Election of Director: Diana L. Taylor	Management	Yes	For	For
				1K Election of Director: William S. Thompson, JR.	Management	Yes	For	For
				1L Election of Director: Ernesto Zedillo Ponce de Leon	Management	Yes	For	For
				02 Proposal to ratify the selection of KPMG LLP	Management	Yes	For	For
as Citi's independent registered public accounting
firm for 2012.
				03 Proposal to approve an amendment to the	Management	Yes	For	For
Citigroup 2009 stock incentive plan.
				04 Advisory approval of Citi's 2011 executive	Management	Yes	For	For
compensation.
				05 Stockholder proposal requesting a report	Shareholder	Yes	Abstain	Against
on prior governmental service of certain individuals.
				06 Stockholder proposal requesting a report on	Shareholder	Yes	Abstain	Against
lobbying and political contributions.
				07 Stockholder proposal requesting that executives	Shareholder	Yes	For	Against
retain 25% of their stock for one year following
termination.
				08 Stockholder proposal requesting that the audit	Shareholder	Yes	Abstain	Against
committee conduct an independent review and
report on controls related to loans, foreclosures,
and securitizations.
MBIA Inc	MBI	55262C100	May 1 2012	1A Election of Director: Joseph W. Brown	Management	Yes	For	For
				1B Election of Director: David A. Coulter	Management	Yes	For	For
				1C Election of Director: Steven J. Gilbert	Management	Yes	For	For
				1D Election of Director: Daniel P. Kearney	Management	Yes	For	For
				1E Election of Director: Kewsong Lee	Management	Yes	For	For
				1F Election of Director: Charles R. Rinehart	Management	Yes	For	For
				1G Election of Director: Theodore Shasta	Management	Yes	For	For
				1H Election of Director: Richard C. Vaughan	Management	Yes	For	For
				2 To approve, on an advisory basis,	Management	Yes	For	For
executive compensation.
				3 To approve the company's 2005 omnibus	Management	Yes	For	For
incentive plan as amended through March 2012.
				4 To ratify the selection of Pricewaterhousecoopers	Management	Yes	For	For
LLP, certified public accountants, as independent
auditors for the company for the year 2012.
Sears Holdings Corporation	SHLD	812350106	May 2 2012	1 Director	Management	Yes
				1 Louis J. D'Ambrosio			For	For
				2 William C. Kunkler, III			For	For
				3 Edward S. Lampert			For	For
				4 Steven T. Mnuchin			For	For
				5 Ann N. Reese			For	For
				6 Emily Scott			For	For
				7 Thomas J. Tisch			For	For
				2 Advisory vote to approve the compensation	Management	Yes	For	For
of our named executive officers.
				3 Approve the amended and restated Sears Holdings	Management	Yes	For	For
Corporation umbrella incentive program.
				4 Ratify the appointment by the audit committee	Management	Yes	For	For
of Deloitte & Touche LLP as the company's
independent registered public accounting firm
for fiscal year 2012.
Overstock.com Inc.	OSTK	690370101	May 3 2012	1 Director	Management	Yes
				1 Patrick M. Byrne			For	For
				2 Barclay F. Corbus			For	For
				2 Ratification of the selection of KPMG LLP as	Management	Yes	For	For
Overstock.com's independent registered public
accounting firm for 2012.
				3 To approve an amendment and restatement of the	Management	Yes	For	For
company's 2005 equity incentive plan to increase
the number of shares available thereunder by
2,500,000; including approval of the plan's material
terms and performance goals for purposes of
IRC section 162 (M).
Berkshire Hathaway Inc.	BRKA	084670108	May 5 2012	1 Director	Management	Yes
				1 Warren E. Buffett			For	For
				2 Charles T. Munger			For	For
				3 Howard G. Buffett			For	For
				4 Stephen B. Burke			For	For
				5 Susan L. Decker			For	For
				6 William H. Gates III			For	For
				7 David S. Gottesman			For	For
				8 Charlotte Guyman			For	For
				9 Donald R. Keough			For	For
				10 Thomas S. Murphy			For	For
				11 Ronald L. Olson			For	For
				12 Walter Scott, JR.			For	For
				2 Shareholder proposal regarding succession plan	Shareholder	Yes	For	Against
Jefferies Group Inc.	JEF	472319102	May 7 2012	1 Director	Management	Yes
				1 Richard B. Handler			For	For
				2 Brian P. Friedman			For	For
				3 W. Patrick Campbell			For	For
				4 Ian M. Cumming			For	For
				5 Richard G. Dooley			For	For
				6 Robert E. Joyal			For	For
				7 Michael T. O'Kane			For	For
				8 Joseph S. Steinberg			For	For
				2 Ratify the appointment of Deloitte & Touche LLP	Management	Yes	For	For
as our independent registered public accounting
firm.
GAP Inc.	GPS	364760108	May 15 2012	1A Election of Director: Adrian D. P. Bellamy	Management	Yes	For	For
				1B Election of Director: Domenico De Sole	Management	Yes	For	For
				1C Election of Director: Robert J. Fisher	Management	Yes	For	For
				1D Election of Director: William S. Fisher	Management	Yes	For	For
				1E Election of Director: Isabella D. Goren	Management	Yes	For	For
				1F Election of Director: Bob L. Martin	Management	Yes	For	For
				1G Election of Director: Jorge P. Montoya	Management	Yes	For	For
				1H Election of Director: Glenn K. Murphy	Management	Yes	For	For
				1I Election of Director: Mayo A. Shattuck III	Management	Yes	For	For
				1J Election of Director: Katherine Tsang	Management	Yes	For	For
				2 Ratification of the selection of Deloitte & Touche	Management	Yes	For	For
LLP as the independent registered public
accounting firm for the fiscal year ending February
2, 2013.
				3 Advisory vote to approve the overall compensation	Management	Yes	For	For
of the company's named executive officers.
				4 Shareholder proposal regarding ending trade	Shareholder	Yes	Against	For
partnerships with Sri Lanka.
Sprint Nextel Corporation	S	852061100	May 15 2012	1A Election of Director: Robert R. Bennett	Management	Yes	For	For
				1B Election of Director: Gordon M. Bethune	Management	Yes	For	For
				1C Election of Director: Larry C. Glasscock	Management	Yes	For	For
				1D Election of Director: James H. Hance, JR.	Management	Yes	For	For
				1E Election of Director: Daniel R. Hesse	Management	Yes	For	For
				1F Election of Director: V. Jenet Hill	Management	Yes	For	For
				1G Election of Director: Frank Ianna	Management	Yes	For	For
				1H Election of Director: Sven-Christer Nilsson	Management	Yes	For	For
				1I Election of Director: William R. Nuti	Management	Yes	For	For
				1J Election of Director: Rodney O'Neal	Management	Yes	For	For
				2 To ratify the appointment of KMPG LLP as the	Management	Yes	For	For
independent registered public accounting firm of
Sprint Nextel for 2012.
				3 Advisory approval of the company's executive	Management	Yes	For	For
compensation.
				4 To approve an amendment to Sprint's articles of	Management	Yes	For	For
incorporation to opt-out of the business
combination statute.
				5 To approve an amendment to Sprint's articles of	Management	Yes	For	For
incorporation to eliminate the business combination
provision in article seventh.
				6 To approve the material terms of performance	Management	Yes	For	For
objectives under 2007 omnibus incentive plan.
				7 To vote on a shareholder proposal to adopt a	Shareholder	Yes	Abstain	Against
bonus deferral policy.
				8 To vote on a shareholder proposal concerning	Shareholder	Yes	Abstain	Against
political contributions.
				9 To vote on a shareholder proposal concerning	Shareholder	Yes	Abstain	Against
net neutrality.
RadioShack Corporation	RSH	750438103	May 17 2012	1A Election of Director: Robert E. Abernathy	Management	Yes	For	For
				1B Election of Director: Frank J. Belatti	Management	Yes	For	For
				1C Election of Director: Julie A. Dobson	Management	Yes	For	For
				1D Election of Director: Daniel R. Feehan	Management	Yes	For	For
				1E Election of Director: James F. Gooch	Management	Yes	For	For
				1F Election of Director: H. Eugene Lockhart	Management	Yes	For	For
				1G Election of Director: Jack L. Messman	Management	Yes	For	For
				1H Election of Director: Thomas G. Plaskett	Management	Yes	For	For
				1I Election of Director: Edwina D. Woodbury	Management	Yes	For	For
				2 Ratification of the appointment of	Management	Yes	For	For
Pricewaterhousecoopers LLP as independent
registered public accounting firm of RadioShack
Corporation to serve for the 2012 fiscal year.
				3 Non-binding, advisory vote to approve executive	Management	Yes	Abstain	Against
compensation.
Flagstone Reinsurance Holdings	FSR	L3466T104	May 18 2012	01 Director	Management	Yes
				1 Stewart Gross			For	For
				2 E. Daniel James			For	For
				3 Anthony Latham			For	For
				02 To elect certain individuals as designated company	Management	Yes	For	For
directors of certain of the company's non-U. S.
subsidiaries.
				03 To approve the appointment of Deloitte & Touche	Management	Yes	For	For
LTD. (Bermuda) to serve as the company's
independent registered public accounting firm
(the "Independent Auditor") for fiscal year 2012 and
until our 2013 annual general meeting of
shareholders and to refer the determination of the
auditor's remuneration to the board of directors.
				04 To approve, as required by Luxembourg law,	Management	Yes	For	For
the appointment of Deloitte audit, societe a
responsibilite limitee to serve as the company's
reviseur d'entreprises agree (the "authorized
statutory auditor") for the fiscal year 2012 and
until our 2013 annual general meeting of
shareholders.
				05 To approve, as required by Luxembourg law,	Management	Yes	For	For
the consolidated financial statements of the
company prepared in accordance with U.S. GAAP
and the annual accounts of the company prepared
in accordance with Luxembourg GAAP, in each case
as at and for the year ended December 31, 2011
(together, the "Luxembourg statutory accounts").
				06 To approve, as required by Luxembourg law, the	Management	Yes	For	For
consolidated management report to the board of
directors on the business of the company in
relation to the year ended December 31, 2011 and
the authorized statutory auditor's reports on the
Luxembourg statutory accounts as at and for the year
ended December 31, 2011.
				07 To allocate, as required by Luxembourg law, the	Management	Yes	For	For
company's results and part of its distributable
reserves.
				08 To grant a discharge to each of the current and past	Management	Yes	For	For
directors and officers of the company in respect to the
performance of their mandates during the year ended
December 31, 2011.
				09 To approve, as required by Luxembourg law, all	Management	Yes	For	For
interim dividends declared since the company's last
annual general meeting of shareholders.
				S10 To approve amendments to the articles of	Management	Yes	For	For
incorporation (statuts) to reduce the minimum
number of required directors on the board of
directors.
The Goldman Sachs Group Inc.	GS	38141G104	May 24 2012	1A Election of director: Lloyd C. Blankfein	Management	Yes	For	For
				1B Election of Director: M. Michele Burns	Management	Yes	For	For
				1C Election of Director: Gary D. Cohn	Management	Yes	For	For
				1D Election of Director: Claes Dahlback	Management	Yes	For	For
				1E Election of Director: Stephen Friedman	Management	Yes	For	For
				1F Election of Director: William W. George	Management	Yes	For	For
				1G Election of Director: James A. Johnson	Management	Yes	For	For
				1H Election of Director: Lakshmi N. Mittal	Management	Yes	For	For
				1I Election of Director: James J. Schiro	Management	Yes	For	For
				1J Election of Director: Debora L. Spar	Management	Yes	For	For
				2 Advisory vote to approve executive compensation	Management	Yes	For	For
(say on pay).
				3 Ratification of Pricewaterhousecoopers LLP as	Management	Yes	For	For
our independent registered public accounting
firm for 2012.
				4 Shareholder proposal regarding cumulative voting.	Shareholder	Yes	Abstain	Against
				5 Shareholder proposal regarding executive	Shareholder	Yes	Abstain	Against
compensation and long-term performance.
				6 Shareholder proposal regarding report on	Shareholder	Yes	Abstain	Against
lobbying expenditures.
Aeropostale Inc.	ARO	007865108	June 13 2012	1 Director	Management	Yes
				1 Ronald R. Beegle			For	For
				2 Robert B. Chavez			For	For
				3 Michael J. Cunningham			For	For
				4 Evelyn Dilsaver			For	For
				5 Janet E. Grove			For	For
				6 John N. Haugh			For	For
				7 Karin Hirtler-Garvey			For	For
				8 John D. Howard			For	For
				9 Thomas P. Johnson			For	For
				10 Arthur Rubinfeld			For	For
				11 David B. Vermylen			For	For
				2 To hold an advisory vote on executive	Management	Yes	For	For
compensation.
				3 To ratify the selection by the audit committee of	Management	Yes	For	For
the board of directors, of Deloitte & Touche LLP
as the company's independent registered public
accounting firm for the fiscal year ending
February 2, 2013.
Orchard Supply Hardware	OSH	685691404	June 21 2012	1 Director	Management	Yes
Stores Corp.				1 Mark R. Baker			For	For
				2 Mark A. Bussard			For	For
				3 William C. Crowley			For	For
				4 Kevin R. Czinger			For	For
				5 Susan L. Healy			For	For
				6 Steven L. Mahurin			For	For
				7 Karen M. Rose			For	For
				8 Bryant W. Scott			For	For
				2 Proposal to ratify the selection of Deloitte &	Management		For	For
Touche LLP as the company's independent
registered public accounting firm for the fiscal
year ending February 2, 2013.
				3 To vote on a non-binding advisory resolution	Management	Yes	For	For
regarding executive compensation.
				4 To vote on how frequently a non-binding advisory	Management	Yes	1 Year	Against
resolution regarding executive compensation will
be submitted to stockholders in the future.

*  *  *  *  *

 Chou Income Fund
Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
Compton Petroleum Fin Corp		204755AD4	July 25 2011	01 A resolution of noteholders (the "noteholders'	Management	Yes	For	For
arrangement resolution"), the full text of which is set
out in appendix "A" to the accompanying circular,
approving among other things an arrangement
(the "arrangement") pursuant to section 192 of the
Canada business corporations act, which
arrangement is more particularly described in the
circular.
Catalyst Paper Corporation		14888TAC8	June 25 2012	01 Approval of the Second Amended Plan of	Management	Yes	For	For
Compromise and Arrangement, under which
Unsecured Creditors with Allowed Claims are
entitled to certain distributions in return for the
release of their claims against Catalyst.

*  *  *  *  *

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis Chou
Francis S.M. Chou, President and Principal Executive Officer

Date:	August 8 2012